REVENUES - Remaining Performance Obligations - Narrative (Details) $ in Billions	Dec. 31, 2022 CAD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Future revenues, remaining performance obligation	$ 23.3
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Future revenues, remaining performance obligation	$ 3.8
Future revenues, expected timing of satisfaction, period	1 year